Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (723)	$ (470)
Contributions by employer	107	237	$ 211
Return on plan assets, net of interest on assets	130	(222)	2,831
Impact of buy-in	0	216	0
Currency exchange rate gains	29	10
Ending balance	(658)	(723)	(470)
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	11,138	10,708
Settlements	0	(4)
Interest on obligation	465	512
Contributions by plan participants	18	19
Contributions by employer	107	237
Benefits paid	(752)	(748)
Non-investment expenses	(20)	(20)
Return on plan assets, net of interest on assets	(130)	222
Impact of buy-in	0	(216)
Assets transferred to defined contribution section	(7)	(6)
Currency exchange rate gains	(664)	434
Ending balance	10,155	11,138	$ 10,708
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(95)
Contributions by employer	71
Currency exchange rate gains	2
Ending balance	(82)	(95)
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	11,138
Settlements	0
Interest on obligation	465
Contributions by plan participants	18
Contributions by employer	71
Benefits paid	(716)
Non-investment expenses	(20)
Return on plan assets, net of interest on assets	(130)
Impact of buy-in	0
Assets transferred to defined contribution section	(7)
Currency exchange rate gains	(664)
Ending balance	10,155	11,138
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(628)
Contributions by employer	36
Currency exchange rate gains	27
Ending balance	(576)	(628)
Other benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Settlements	0
Interest on obligation	0
Contributions by plan participants	0
Contributions by employer	36
Benefits paid	(36)
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Impact of buy-in	0
Assets transferred to defined contribution section	0
Currency exchange rate gains	0
Ending balance	$ 0	$ 0